Securities (Summary of Debt Securities by Risk Rating) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Financial Assets [Abstract]
Debt securities backed by government guaranteed loans	$ 113	$ 104